Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jul. 21, 2021	Jan. 27, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021	May 02, 2019	Feb. 01, 2018
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Awards outstanding			45,226,078	49,573,570		49,573,570
Percent threshold of common stock issued and outstanding for annual increase of shares available for issue						5.00%
Stock-based compensation expense for unvested stock options (in Dollars)			$ 6,287
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense for unvested stock options (in Dollars)			$ 10,813	$ 13,679
Authorized to grant								42,390,000
Fair value of options vested (in Dollars)				7,016	$ 4,953
STI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Authorized to grant			14,130,000
Vested options		399,553
Vested options per share (in Dollars per share)		$ 2.767
Accrued outstanding rent payments (in Dollars)		$ 947
2019 Special Talent Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense for unvested stock options (in Dollars)				$ 7,600
Expected weighted average period				3 years 10 months 24 days
Authorized to grant							14,130,000
Fair value of options vested (in Dollars)				$ 3,106	$ 6,860
FF Global Partners LLC [Member]
Stock-Based Compensation (Details) [Line Items]
Granted to executives and employees of the company					24,000,000
Subscription price per share (in Dollars per share)					$ 0.5
Installments term				10 years
Share-Based Payment Arrangement, Option [Member] | Stock Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Expected weighted average period			2 years 7 months 6 days
Share-Based Payment Arrangement, Option [Member] | Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Expected weighted average period			2 years 9 months 29 days	3 years
Share-Based Payment Arrangement, Option [Member] | STI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense for unvested stock options (in Dollars)			$ 6,669
Expected weighted average period			3 years 9 months 3 days
Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Stock-Based Compensation (Details) [Line Items]
Subscription price per share (in Dollars per share)	$ 13.78
Stock issued from awards	1,404,459
Vesting period	90 days
Cancellation of restricted stock awards				53,489